Net interest income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Net interest income	Net interest income

Accounting for interest income and expenses
Interest income on loans and advances at amortised cost, financial assets at fair value through other comprehensive income and interest expense on financial liabilities held at amortised cost are calculated using the effective interest method, which allocates interest, and direct and incremental fees and costs, over the expected lives of the assets and liabilities.
The effective interest method requires the Group to estimate future cash flows, in some cases based on its experience of customers’
behaviour, considering all contractual terms of the financial instrument, as well as the expected lives of the assets and liabilities.
The Group incurs certain costs to originate credit card balances with the most significant being co-brand partner fees. To the extent these costs are attributed to customers that continuously carry an outstanding balance (revolvers) and incremental to the origination of credit card balances, they are capitalised and subsequently included within the calculation of the effective interest rate. They are amortised to interest income over the period of expected repayment of the originated balance. Costs attributed to customers that settle their outstanding balances each period (transactors) are deferred on the balance sheet as a cost of obtaining a contract and amortised to fee and commission expense over the life of the customer relationship (refer to Note 4).

	2025	2024	2023
	£m	£m	£m
Cash and balances at central banks	8,730	11,076	10,262
Debt securities at amortised cost	2,820	2,445	2,337
Loans and advances at amortised cost to banks and customers	18,662	17,836	14,742
Fair value through other comprehensive income	3,134	3,821	4,907
Cash collateral	2,134	2,408	2,375
Other[1]	709	740	452
Interest and similar income	36,189	38,326	35,075
Deposits at amortised cost from banks and customers	(12,284)	(14,092)	(11,252)
Debt securities in issue	(6,006)	(6,708)	(6,344)
Subordinated liabilities	(855)	(945)	(866)
Cash collateral	(1,501)	(2,276)	(2,254)
Other[2]	(1,042)	(1,369)	(1,650)
Interest and similar expense	(21,688)	(25,390)	(22,366)
Net interest income	14,501	12,936	12,709
Notes:
1Includes interest income from reverse repurchase agreements and other similar secured lending at amortised cost.
2    Includes interest expense from repurchase agreement and other similar secured borrowing at amortised cost and lease expense.